Summary of accounting policies applied by the Group for the annual reporting period ending December 31, 2020 (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of estimated Useful Lives of Property, Plant and Equipment	The estimated useful lives are generally within the following ranges:

Category	Estimated useful life
Computer equipment	1 – 10 years
Laboratory equipment	1 – 15 years
Office equipment	2 – 20 years

Summary of useful life of intangible assets other than goodwill	Amortization is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

Category	Estimated useful life
Licenses	5 – 30 years
Software	1 – 5 years

Summary of foreign exchange rates	The Group used the following exchange rates to convert the financial statements of its U.S. subsidiary:

	2021		2020		2019
	Year-end rate	Average rate	Year-end rate	Average rate	Year-end rate	Average rate
Euros per U.S. Dollar	0.88292	0.84495	0.8149	0.8762	0.8902	0.8932